Property, plant and equipment - Summary of Changes to property, plant and equipment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	[1]	€ 4,720
Ending Cost		7,868	€ 4,720	[1]
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		3,420
Ending Cost		5,493	3,420
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		906
Ending Cost		894	906
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		394
Ending Cost		1,481	394
Adjustment On Adoption IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost			(441)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		17,432	15,116
Additions		5,379	3,016
Disposals		7	(316)
Currency translation differences		367	57
Ending Cost		22,437	17,432
Gross carrying amount [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		12,723	11,222
Additions		3,545	2,204
Disposals		1	(314)
Currency translation differences		299	52
Ending Cost		15,968	12,723
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		2,956	2,439
Additions		406	515
Disposals			(2)
Currency translation differences		40	4
Ending Cost		3,322	2,956
Gross carrying amount [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		1,753	1,455
Additions		1,427	297
Disposals		6
Currency translation differences		28	1
Ending Cost		3,146	1,753
Gross carrying amount [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost			14,675
Gross carrying amount [member] | Previously stated [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost			10,781
Gross carrying amount [member] | Previously stated [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost			2,439
Gross carrying amount [member] | Previously stated [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost			1,455
Gross carrying amount [member] | Adjustment On Adoption IFRS 16 | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost			(441)
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(12,712)	(11,109)
Additions		2,102	1,797
Disposals		7	(219)
Currency translation differences		239	25
Ending Cost		(14,568)	(12,712)
Accumulated depreciation [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(9,303)	(8,279)
Additions		1,384	1,219
Disposals		1	(218)
Currency translation differences		210	23
Ending Cost		(10,476)	(9,303)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(2,050)	(1,793)
Additions		404	256
Disposals			(1)
Currency translation differences		26	2
Ending Cost		(2,428)	(2,050)
Accumulated depreciation [member] | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost		(1,359)	(1,037)
Additions		315	322
Disposals		6
Currency translation differences		3
Ending Cost		€ (1,665)	€ (1,359)

[1]	See Note 2 for details regarding the change in presentation of Other financial assets